STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liquidation Basis
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners		$ (5,095,044)
Net contributions (withdrawals) by Pruco Life Insurance Company		5,095,044
NET ASSETS
Beginning of year		99,172,821
End of year	$ 99,172,821	107,219,798
Change in net realizable value of the investment in The Prudential Variable Contract Real Property Partnership		8,046,977
CHANGES IN NET ASSETS IN LIQUIDATION		8,046,977
Going Concern Basis
OPERATIONS
Net investment income	343,587		$ 2,173,705	$ 2,762,066
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	(1,016,059)		(11,424,222)	(13,819)
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	224,989		(6,879,088)	0
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(447,483)		(16,129,605)	2,748,247
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(1,318,465)		(3,310,830)	(4,391,616)
Net contributions (withdrawals) by Pruco Life Insurance Company	1,409,393		3,729,942	4,855,467
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	90,928		419,112	463,851
TOTAL INCREASE (DECREASE) IN NET ASSETS	(356,555)		(15,710,493)	3,212,098
NET ASSETS
Beginning of year	103,601,210	$ 103,244,655	119,311,703	116,099,605
End of year	$ 103,244,655		$ 103,601,210	$ 119,311,703